Parent Company Financial Information (Schedule Of Condensed Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Other Income	$ 117,838	$ 133,379	$ 149,262
Total income	1,442,843	1,393,563	1,130,865
Provision for loan losses	44,000	270,000	880,000
Interest expense, Short-term debt	5,838	7,435	12,955
Interest expense, Term borrowings	38,508	32,163	50,183
Total interest expense	131,605	149,448	216,471
Compensation, employee benefits and other expense	610,225	672,007	755,167
Income/(loss) before income taxes	149,848	51,753	(405,948)
Income tax benefit	15,836	(21,182)	(170,716)
Net income/(loss) attributable to the controlling interest	131,196	50,201	(269,837)
FHN [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank	100,000	300,000
Dividends from non-bank subsidiaries	907	1,531	1,261
Total dividend income	100,907	301,531	1,261
Interest income	176	340	570
Other Income	6,392	1,761	1,494
Total income	107,475	303,632	3,325
Provision for loan losses	2,877		823
Interest expense, Short-term debt	283	290	298
Interest expense, Term borrowings	22,626	11,713	12,166
Total interest expense	22,909	12,003	12,464
Compensation, employee benefits and other expense	36,053	33,476	33,398
Total expenses	61,839	45,479	46,685
Income/(loss) before income taxes	45,636	258,153	(43,360)
Income tax benefit	(21,127)	(13,078)	(20,514)
Income/(loss) before undistributed net income of subsidiaries	66,763	271,231	(22,846)
Equity in undistributed net income/(loss) of banking subsidiaries	64,113	(220,800)	(247,205)
Equity in undistributed net income/(loss) of non-banking subsidiaries	320	(230)	214
Net income/(loss) attributable to the controlling interest	$ 131,196	$ 50,201	$ (269,837)